Investment Securities - Additional Information (Detail) (USD $)	12 Months Ended						12 Months Ended					12 Months Ended				12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2013 Security	Dec. 31, 2012 Security	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Amortized Cost [Member]	Dec. 31, 2013 Estimated Fair Value [Member]	Dec. 31, 2013 Available for Sale Securities [Member] Security	Dec. 31, 2012 Available for Sale Securities [Member] Security	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 U.S. Government Agency Securities [Member] Security	Dec. 31, 2012 U.S. Government Agency Securities [Member]	Dec. 31, 2013 U.S. Government Agency Securities [Member] Maximum [Member]	Dec. 31, 2013 Collateralized Loan Obligations [Member] Security	Dec. 31, 2013 Collateralized Loan Obligations [Member] AAA [Member] Security	Dec. 31, 2013 Collateralized Loan Obligations [Member] AA [Member] Security	Dec. 31, 2013 Trust Preferred Securities [Member] Times Security	Dec. 31, 2012 Trust Preferred Securities [Member]	Jan. 14, 2014 Trust Preferred Securities [Member] Scenario, Forecast [Member] Agency	Dec. 31, 2013 Trust Preferred Securities [Member] Maximum [Member]	Dec. 31, 2013 Trust Preferred Securities [Member] Minimum [Member]	Dec. 31, 2013 U.S. Government Agency Mortgage-Backed Securities [Member] Security	Dec. 31, 2012 U.S. Government Agency Mortgage-Backed Securities [Member]	Dec. 31, 2013 U.S. Government Agency Mortgage-Backed Securities [Member] Maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of securities prior to maturity	2	6
Gross proceed from sale of securities	$ 1,500,000	$ 7,000,000					$ 199,600,000	$ 47,500,000
Gross realized gains	11,000	10,000					3,500,000	475,000
Gross realized losses		93,000						241,000
Number of available for sale securities sold prior to maturity							42	8
Number of securities matured	3	8
Aggregate value of securities matured	10,200,000	9,100,000
OTTI credit related charge	0	0
Less than 12 months gross unrealized losses	8,060,000	998,000								562,000	17,000		686,000								7,374,000	980,000
Gross unrealized loss in the category									12 months			12 months	12 months						12 months	12 months			12 months
Number of investment securities										1			11	4	3						34
Less than 12 Months Estimated Fair Value	292,077,000	74,380,000								4,400,000	4,949,000		45,729,000								246,348,000	69,145,000
Number of investment securities in unrealized loss position of twelve months or longer																2					2
12 Months or Longer Gross Unrealized Losses	6,142,000	6,740,000								562,000						4,659,000	6,740,000				921,000
12 Months or Longer Estimated Fair Value	20,335,000	5,882,000								4,407,000						7,967,000	5,882,000				7,961,000
Trust preferred securities number of securities included in unrealized loss less than 12 months																1
Non-rated single issuer security with amortized cost																3,800,000
Non-investment grade rated pooled security with an amortized cost																8,800,000
Non-investment grade rated pooled security with estimated fair value																5,400,000
Non-rated single issuer security with estimated fair value																2,500,000
Number of non-investment grade rated pooled security																1
Security with principal coverage																2.5
Future default rate	3.60%
Period of time with no recovery rate	3 years
Number of federal agencies																		5
Non-rated single issuer trust preferred security, permitted period for deferment on dividend																5 years
Cumulative OTTI on security	10,203,000	10,203,000	10,203,000	10,683,000												1,200,000
Amortized cost investment securities pledged to secure public deposits					97,000,000
Estimated fair value of investment securities pledged to secure public deposits						95,900,000
Amortized cost of investment securities pledged as collateral on secured borrowings					121,600,000
Estimated fair value of investment securities pledged as collateral on secured borrowings						$ 119,800,000